Short-Term Deposits (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Short-term Deposits [abstract]
Bank deposits	[1]	$ 221	$ 221

[1]	Short-term deposits at banks are for periods of up to one year. The deposits earn annual interest at the respective term of the deposits of approximately 0.5%.